PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS	6 Months Ended
Jun. 30, 2020
Disclosure of employee benefits [Abstract]
PENSION AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS
NOTE 19 - PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS
19.1 Actuarial assumptions
Pension and other post-employment benefit obligations were updated based on the discount rates applicable at June 30, 2020.

	At June 30, 2020	At December 31, 2019
Switzerland	0.20%	0.15%
US
Hourly pension	2.70% - 2.85%	3.15% - 3.25%
Salaried pension	2.75%	3.25%
OPEB	2.70% - 3.00%	3.20% - 3.40%
Other benefits	2.45% - 2.75%	3.00% - 3.20%
France
Retirements	0.95%	0.95%
Other benefits	0.85%	0.80%
Germany	1.05%	1.00%

19.2 Amounts recognized in the Unaudited Interim Consolidated Statement of Financial Position

	At June 30, 2020			At December 31, 2019
(in millions of Euros)	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Present value of funded obligation	789	—	789	768	—	768
Fair value of plan assets	(435)	—	(435)	(445)	—	(445)
Deficit of funded plans	354	—	354	323	—	323
Present value of unfunded obligation	131	230	361	127	220	347
Net liability arising from defined benefit obligation	485	230	715	450	220	670

19.3 Amounts recognized in the Unaudited Interim Consolidated Income Statement

	Three months ended June 30, 2020			Three months ended June 30, 2019
(in millions of Euros)	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Service cost
Current service cost	(5)	(1)	(6)	(5)	(1)	(6)
Past service cost	—	(2)	(2)	—	—	—
Net interest	(2)	(1)	(3)	(2)	(2)	(4)
Immediate recognition of gains / (losses) arising over the period	—	(1)	(1)	—	(2)	(2)
Administration expenses	(1)	—	(1)	—	—	—
Total	(8)	(5)	(13)	(7)	(5)	(12)

	Six months ended June 30, 2020			Six months ended June 30, 2019
(in millions of Euros)	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Service cost
Current service cost	(11)	(3)	(14)	(9)	(3)	(12)
Past service cost	—	(2)	(2)	—	—	—
Net interest	(3)	(3)	(6)	(4)	(4)	(8)
Immediate recognition of gains / (losses) arising over the period	—	—	—	—	(2)	(2)
Administration expenses	(1)	—	(1)	(1)	—	(1)
Total	(15)	(8)	(23)	(14)	(9)	(23)

19.4 Movement in net defined benefit obligations

	At June 30, 2020
	Defined benefit obligations			Plan Assets	Net defined benefit liability
(in millions of Euros)	Pension benefits	Other benefits	Total
At January 1, 2020	895	220	1,115	(445)	670
Included in the Unaudited Interim Consolidated Income Statement
Current service cost	11	3	14	—	14
Interest cost / (income)	7	3	10	(4)	6
Past service cost	—	2	2	—	2
Immediate recognition of gains / (losses) arising over the year	—	—	—	—	—
Administration expenses	—	—	—	1	1
Included in the Unaudited Interim Consolidated Statement of Comprehensive Income / (Loss)
Remeasurements due to:
—actual return less interest on plan assets	—	—	—	13	13
—changes in financial assumptions	16	11	27	—	27
—changes in demographic assumptions	—	—	—	—	—
—experience losses	1	(1)	—	—	—
Effects of changes in foreign exchange rates	6	1	7	(5)	2
Included in the Unaudited Interim Consolidated Statement of Cash Flows
Benefits paid	(18)	(9)	(27)	17	(10)
Contributions by the Group	—	—	—	(10)	(10)
Contributions by the plan participants	2	—	2	(2)	—
At June 30, 2020	920	230	1,150	(435)	715

Ravenswood OPEB disputes
In 2018, the Group announced a plan to transfer certain participants in the Constellium Rolled Products Ravenswood Retiree Medical and Life Insurance Plan (“the Plan”) from a company sponsored program to a third-party health network that provides similar benefits at a lower cost. This change in benefits resulted in the recognition of a gain of €36 million from negative past service cost, which was lowered by €3 million in 2019 and €2 million in the second quarter of 2020, to reflect delays in the estimated implementation timetable. The United Steelworkers Local Union 5668 (the “Union”) is contesting the OPEB Amendments and filed a lawsuit against Constellium Rolled Products Ravenswood, LLC ("Ravenswood") in a federal district court in West Virginia (the “Court”) seeking to enjoin the Plan changes and to compel arbitration. The Court issued an order in December 2018, enjoining Ravenswood from implementing the OPEB amendments pending resolution in arbitration. In September 2019, the arbitrator issued a decision ruling against Ravenswood and sustaining the Union’s grievance. Ravenswood filed a motion to vacate this decision, which was denied in June 2020. The Group intends to vigorously defend this case as it believes it has a strong legal position and it is probable that Ravenswood will ultimately prevail and be able to implement the OPEB amendments.
Additionally, during 2019, the Union filed a grievance disputing the existing limitation of Ravenswood’s liability for the healthcare costs of pre-Medicare retirees. This matter is scheduled to be arbitrated in the coming months and the Group believes it is without merit and intends to defend it vigorously.
19.5 Net defined benefit obligations by country

	At June 30, 2020			At December 31, 2019
(in millions of Euros)	Defined benefit obligations	Plan assets	Net defined benefit liability	Defined benefit obligations	Plan assets	Net defined benefit liability
France	164	(3)	161	161	(3)	158
Germany	140	(1)	139	144	(1)	143
Switzerland	303	(213)	90	299	(214)	85
United States	542	(218)	324	510	(227)	283
Other countries	1	—	1	1	—	1
Total	1,150	(435)	715	1,115	(445)	670